Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	3/31/2012

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):		[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Richard C. Young & Co., Ltd.
Address:	98 William Street
		Newport, RI 02840

Form 13F File Number:	028-12215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Christopher Stack
Title:		Senior Vice President
Phone:		4018492137

Report Type

[x]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

Form 13F Summary Page

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	390,886 (x$1,000)

List of Other Included Managers:	None.

NAME ISS			TIT OF CL	CUS          	VAL x$1000	SHS 		INV DIS	OT MAN	VOT

ABB LTD				SPONSORED ADR	000375204	5,105		250,143(SH)	SLE	NO	NO
AT&T INC			COM		00206R102	4,773		152,838 (SH)	SLE	NO	NO
ATMOS ENERGY CORP		COM		049560105	5,432		172,657(SH)	SLE	NO	NO
BANK NOVA SCOTIA HALIFAX	COM		064149107	3,991		71,223 (SH)	SLE	NO	NO
BLACK HILLS CORP		COM		092113109	2,760		82,304 (SH)	SLE	NO	NO
BLACKROCK ENERGY & RES TR	COM		09250U101	6,318		241,163(SH)	SLE	NO	NO
BLACKROCK ENHANCED DIV ACHV	COM		09251A104       7,031		937,420(SH)	SLE	NO	NO
BLACKROCK REAL ASSET EQUITY	COM		09254B109	5,732		475,708(SH)	SLE	NO	NO
BLACKROCK ENH CAP & INC FD I	COM		09256A109	5,734		425,020(SH)	SLE	NO	NO
BRITISH AMERN TOB PLC		SPONSORED ADR	110448107	2,049		20,246(SH)	SLE	NO	NO
BUCKEYE PRTN LP 		UNT LTD PRTN	118230101	1,897		31,002(SH)	SLE	NO	NO
COCA COLA CO			COM		191216100	6,021		81,356(SH)	SLE	NO	NO
COLGATE PALMOLIVE CO		COM		194162103	2,776		28,395(SH)	SLE	NO	NO
COMPANHIA ENERGETICA DE MINA	SP ADR 		204409601	6,122		257,434(SH)	SLE	NO	NO
CURRENCYSHARES SWEDISH KRONA	SWEDISH KRONA	23129R108	813		5,413(SH)	SLE	NO	NO
DIAGEO PLC			SPON ADR NEW	25243Q205	5,383		55,783(SH)	SLE	NO	NO
DUKE ENERGY CORP NEW		COM		26441C105	5,809		276,520(SH)	SLE	NO	NO
FIRST TR ISE REVERE NAT GAS	COM		33734J102	6,874		389,007(SH)	SLE	NO	NO
HEINZ H J CO			COM		423074103	4,164		77,752(SH)	SLE	NO	NO
ISHARES INC			MSCI CDA INDEX	464286509	23,106		815,323(SH)	SLE	NO	NO
ISHARES INC			MSCI SWITZERLD	464286749	12,588		502,903(SH)	SLE	NO	NO
ISHARES INC			MSCI SWEDEN	464286756	12,150		418,822(SH)	SLE	NO	NO
ISHARES TR			S&P NA NAT RES	464287374	241		6,125(SH)	SLE	NO	NO
ISHARES TR			MSCI BRAZ SMCP	464289131	4,023		146,891(SH)	SLE	NO	NO
JOHNSON & JOHNSON		COM		478160104	5,479		 83,063(SH)	SLE	NO	NO
KIMBERLY CLARK CORP		COM		494368103	6,180		83,643(SH)	SLE	NO	NO
KINDER MORGAN ENRGY PRTN	UT LTD PRTN	494550106	4,545		 54,922(SH)	SLE	NO	NO
KRAFT FOODS INC			CL A		50075N104	5,025		132,195(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		AGRIBUS ETF	57060U605	8,786		166,312(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	2,335		53,153(SH)	SLE	NO	NO
NEXTERA ENERGY INC		COM		65339F101	5,489		89,867(SH)	SLE	NO	NO
NORTHWEST NAT GAS CO		COM		667655104	4,414		97,221(SH)	SLE	NO	NO
NUSTAR ENERGY LP		UNIT COM	67058H102	2,864		48,473(SH)	SLE	NO	NO
PEPSICO INC			COM		713448108	2,437		 36,724(SH)	SLE	NO	NO
PHILIP MORRIS INTL INC		COM		718172109	2,644		29,840(SH)	SLE	NO	NO
PLUM CREEK TIMBER CO INC	COM		729251108	3,853		 92,720(SH)	SLE	NO	NO
PROCTER & GAMBLE CO		COM		742718109	4,799		71,406(SH)	SLE	NO	NO
PROSHARES TR			PSHS ULSHT 7-10Y74347R313	11,669		371,513(SH)	SLE	NO	NO
RAYONIER INC			COM		754907103	4,026		 91,316(SH)	SLE	NO	NO
SPDR GOLD TRUST			GOLD SHS	78463V107	67,504		 416,381(SH)	SLE	NO	NO
SPDR SERIES TRUST		BRCLYS YLD ETF	78464A417	21,005		533,520(SH)	SLE	NO	NO
SPDR DOW JONES INDL AVRG ETF	UT SER 1	78467X109	29,196		221,520(SH)	SLE	NO	NO
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	6,913		197,253(SH)	SLE	NO	NO
STATOIL ASA			SPONSORED ADR	85771P102	5,320		196,255(SH)	SLE	NO	NO
SUNOCO LOGISTICS PRTNRS LP	COM UNITS	86764L108	2,479		65,569(SH)	SLE	NO	NO
TELE NORTE LESTE PART SA	SPON ADR PFD	879246106	1,112		97,975(SH)	SLE	NO	NO
TC PIPELINES LP			UT COM LTD PRT	87233Q108	3,011		66,980(SH)	SLE	NO	NO
UNILEVER PLC ADR		SPON ADR NEW	904767704	5,819		176,063(SH)	SLE	NO	NO
VANGUARD WORLD FDS		CONSUM STP ETF	92204A207	16,800		194,712(SH)	SLE	NO	NO
VECTREN CORP			COM		92240G101	5,123		176,288(SH)	SLE	NO	NO
VERIZON COMMUNICATIONS INC	COM		92343V104	5,708		149,313(SH)	SLE	NO	NO
VODAPHONE GROUP PLC NEW		SPONS ADR NEW	92857W209	616		22,257(SH)	SLE	NO	NO
XCEL ENERGY INC			COM		98389B100	4,843		182,971(SH)	SLE	NO	NO